Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases
Right-of-use assets	£ 4,072,000	£ 4,383,000
Additions to right-of-use assets	1,428,000	1,522,000
Lease liabilities:
Current	1,561,000	1,257,000
Non-current	2,869,000	3,083,000
Total lease liabilities	4,430,000	4,340,000	£ 4,393,000
Property
Leases
Right-of-use assets	3,655,000	4,004,000
Plant and machinery
Leases
Right-of-use assets	£ 417,000	£ 379,000